Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2020 and 2019, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removal from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total changes	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2019	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	8,503,472
Increases other than from business combinations	775,595	414	907	3,558	—	15,418	795,892
Increases (decreases) from foreign currency translation differences, net	(156,075)	(5,955)	(10,400)	(145,309)	(387,169)	(2,993)	(707,901)
Depreciation	—	—	(14,011)	(227,473)	(193,738)	(23,006)	(458,228)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,307)	—	—	—	(1,307)
Increases (decreases) from transfers and other changes	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Increases (decreases) from transfers from construction in progress	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Disposals and removals from service	—	(855)	(5,180)	—	(7,416)	(3,428)	(16,879)
Disposals	—	(794)	(412)	—	—		(1,206)
Removals	—	(61)	(4,768)	—	(7,416)	(3,428)	(15,673)
Decreases to be classified as maintained to distribute to owners	163,990	4,731	9,150	75,860	340,626	19,819	614,176
Other increases (decreases)	24,794	(338)	122,235	(48,908)	(39,688)	(23,882)	34,213
Total changes	130,639	(138)	119,692	(136,590)	143,068	3,295	259,966
Closing balance as of December 31, 2019	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438

Schedule of Future Lease Payments Finance Leases

	12-31-2020			12-31-2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	56,509	5,017	51,492	88,846	7,203	81,643
From one to two years	32,680	4,718	27,962	49,186	6,478	42,708
From two to three years	16,395	3,454	12,941	31,187	4,946	26,241
From three to four years	12,393	2,818	9,575	17,065	3,392	13,673
From one to five years	11,798	2,073	9,725	10,055	2,128	7,927
More than five years	36,747	5,882	30,865	20,318	2,243	18,075
Total	166,522	23,962	142,560	216,657	26,390	190,267

Schedule of Total Future Lease Payments

	12-31-2020	12-31-2019
	ThUS$	ThUS$
Less than one year	196	866
From one to two years	1,281	0
From two to three years	—	0
From three to four years	—	0
From four to five years	—	0
More than five years	—	0
Total	1,477	866

Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Changes in Property Plant and Equipment

Changes 2020	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	3,023	66,858	185,918	255,799
New contracts of right-of-use assets	14,080	551	4,546	19,177
Increases (decreases) from foreign currency translation differences	555	(10,472)	(21,080)	(30,997)
Removals	-	(75)	(159)	(234)
Depreciation	(1,357)	(11,366)	(23,768)	(36,491)
Other increases (decreases)	132	82	14,952	15,166
Total changes	13,410	(21,280)	(25,509)	(33,379)
Closing balance as of December 31, 2020	16,433	45,578	160,409	222,420

Changes 2019	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019 before application of IFRS 16	-	1,424	181,931	183,355
Effects first application IFRS 16	3,448	50,840	17,538	71,826
Opening balance as of January 1, 2019 after application of IFRS 16	3,448	52,264	199,469	255,181
Increases (decreases) from foreign currency translation differences	(90)	(1,328)	1,557	139
Depreciation	(618)	(13,049)	(27,111)	(40,778)
Other increases (decreases)	283	28,971	12,003	41,257
Total changes	(425)	14,594	(13,551)	618
Closing balance as of December 31, 2019	3,023	66,858	185,918	255,799